Reynders, McVeigh Core Equity Fund
Schedule of Investments
April 30, 2026 (Unaudited)
COMMON STOCKS — 97.40% Shares Fair Value
Cayman Islands — 1.82%
Consumer Discretionary — 1.82%
SharkNinja , Inc.
(a)
16,000 $ 1,848,480
Total Cayman Islands 1,848,480
Denmark — 1.56%
Materials — 1.56%
Novozymes A/S, Class B 25,904 1,589,854
Total Denmark 1,589,854
France — 11.64%
Consumer Staples — 3.29%
Danone 30,000 2,350,276
L'Oreal SA 2,332 1,002,029
3,352,305
Health Care — 1.78%
EssilorLuxottica SA 8,500 1,808,458
Industrials — 6.57%
Nexans SA 17,500 3,247,740
Schneider Electric SE 10,925 3,444,600
6,692,340
Total France 11,853,103
Norway — 1.19%
Industrials — 1.19%
TOMRA Systems ASA 119,382 1,207,641
Total Norway 1,207,641
Switzerland — 2.62%
Health Care — 2.62%
Alcon, Inc. 20,000 1,497,400
CRISPR Therapeutics AG
(a)
22,300 1,167,182
2,664,582
Total Switzerland 2,664,582
United Kingdom — 3.28%
Consumer Staples — 1.94%
Unilever PLC - ADR 33,444 1,972,527
Technology — 1.34%
ARM Holdings PLC - ADR
(a)
6,500 1,367,080
Total United Kingdom 3,339,607
United States — 75.29%
Communications — 5.73%
Alphabet, Inc., Class A 10,000 3,848,000
T-Mobile US, Inc. 10,150 1,984,325
5,832,325

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2026 (Unaudited)
COMMON STOCKS — 97.40% - continued Shares Fair Value
Consumer Discretionary — 5.16%
Airbnb, Inc., Class A
(a)
13,000 $ 1,824,680
Home Depot, Inc. (The) 4,500 1,479,600
Interface, Inc. 70,000 1,951,600
5,255,880
Financials — 5.59%
MasterCard, Inc., Class A 4,634 2,330,531
Rocket Companies, Inc., Class A 120,000 1,754,400
SoFi Technologies, Inc.
(a)
100,000 1,610,000
5,694,931
Health Care — 8.08%
Abbott Laboratories 20,912 1,898,600
Becton, Dickinson and Co. 11,777 1,755,244
Danaher Corp. 7,099 1,270,366
GRAIL, Inc.
(a)
17,100 931,608
Stryker Corp. 3,500 1,102,955
Vertex Pharmaceuticals, Inc.
(a)
3,000 1,282,140
8,240,913
Industrials — 15.78%
Carrier Global Corp. 44,100 2,962,197
Nextpower , Inc., Class A
(a)
18,000 2,144,340
Rockwell Automation, Inc. 8,101 3,312,580
UL Solutions, Inc., Class A 45,500 4,117,295
Veralto Corp. 20,766 1,831,561
Xylem, Inc. 14,433 1,705,403
16,073,376
Materials — 3.94%
AptarGroup, Inc. 14,158 1,751,061
Crown Holdings, Inc. 23,000 2,261,130
4,012,191
Technology — 31.01%
Analog Devices, Inc. 9,044 3,638,039
Apple, Inc. 10,935 2,967,213
Applied Materials, Inc. 11,000 4,339,390
Broadcom, Inc. 7,000 2,922,010
Broadridge Financial Solutions, Inc. 11,000 1,693,780
Cloudflare, Inc., Class A
(a)
5,750 1,178,578
Enovix Corp.
(a)
85,714 571,712
International Business Machines Corp. 9,050 2,090,369
Microsoft Corp. 8,275 3,374,379
Nvidia Corp. 27,640 5,516,116
Salesforce, Inc. 10,000 1,765,300
Uber Technologies, Inc.
(a)
20,300 1,514,583
31,571,469
Total United States 76,681,085
Total Common Stocks (Cost $64,734,382) 99,184,352

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2026 (Unaudited)
CERTIFICATES OF DEPOSIT — 0.05%
Principal
Amount Fair Value
Walden Mutual Bank, 3.32%, 8/21/2026 $ 50,000 $ 49,904
Total Certificates of Deposit (Cost $50,000) 49,904
Total Investments — 97.45% (Cost $64,784,382) 99,234,256
Other Assets in Excess of Liabilities — 2.55% 2,599,758
NET ASSETS — 100.00% $ 101,834,014
(a) Non-income producing security.
ADR - American Depositary Receipt